Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Loss
Net loss	$ (181,873)	$ (192,460)
Other comprehensive income (loss)
Changes in fair value of financial assets at fair value through comprehensive income (loss)	(10,171)	(1,849)
Income tax effect	1,010	(38)
Share of other comprehensive loss of associates		(294)
Currency translation adjustments	(14,060)	14,058
Other comprehensive income (loss)	(23,221)	11,877
Comprehensive loss	$ (205,094)	$ (180,583)